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                   WARBURG, PINCUS EMERGING MARKETS FUND, INC.



         I, the undersigned, a duly elected officer of the Warburg, Pincus Emerging Markets Fund, Inc., do hereby certify that (i) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933, as amended, would not have differed from that contained in the most recent registration statement amendment, filed February 25, 1997, and (ii) the text of such amendment was filed electronically.



         IN WITNESS WHEREOF, I have signed this Certificate on this 27th day of February, 1997.



                                            WARBURG, PINCUS EMERGING MARKETS
                                            FUND, INC.



                                            By:/s/Janna Manes
                                            Name: Janna Manes
                                            Title: Assistant Secretary